UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Master Fund I, Ltd.
Address:          c/o International Fund Services (Ireland) Limited
                  Third Floor, Bishop's Square
                  Redmond's Hill, Dublin 2, Ireland


Form 13F File Number:          028-11249
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Harbinger Capital Partners LLC
By:          Harbinger Holdings, LLC, Manager

Name:        Philip Falcone
Title:       Managing Member
Phone:       212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York     February 16, 2010
-------------------------------      -----------------------  -----------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           33
                                                          -------------------

Form 13F Information Table Value Total:                        $1,788,322
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-13483             Harbinger Holdings, LLC
2    028-13482             Harbinger Capital Partners LLC


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
                                              HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD.
                                                               FORM 13F
                                                    QUARTER ENDED DECEMBER 31, 2009

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                                CLASS                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP     (X$1,000)   PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC    COM               02076X102   12,869      296,667  SH        DEFINED     1, 2        296,667
ASHLAND INC NEW                COM               044209104    6,934      175,000  SH        DEFINED     1, 2        175,000
AUGUSTA RES CORP               COM NEW           050912203    9,983    4,125,000  SH        DEFINED     1, 2      4,125,000
CALPINE CORP                   COM NEW           131347304  330,327   30,029,759  SH        DEFINED     1, 2     30,029,759
CLIFFS NATURAL RESOURCES INC   COM               18683K101   20,741      450,000  SH        DEFINED     1, 2        450,000
CLOUD PEAK ENERGY INC          COM               18911Q102   17,932    1,231,600  SH        DEFINED     1, 2      1,231,600
COMPLETE PRODUCTION SERVICES   COM               20453E109   94,948    7,303,723  SH        DEFINED     1, 2      7,303,723
CONSTELLATION ENERGY GROUP I   COM               210371100   15,827      450,000  SH        DEFINED     1, 2        450,000
CORN PRODS INTL INC            COM               219023108   42,086    1,439,818  SH        DEFINED     1, 2      1,439,818
DELTA PETE CORP                NOTE 3.750% 5/0   247907AD0    5,852    8,375,000  PRN       DEFINED     1, 2                   NONE
EXCO RESOURCES INC             COM               269279402   84,920    4,000,000  SH        DEFINED     1, 2      4,000,000
FREEPORT-MCMORAN COPPER & GO   COM               35671D857   68,247      850,000  SH        DEFINED     1, 2        850,000
HARRY WINSTON DIAMOND CORP     COM               41587B100   28,161    2,961,204  SH        DEFINED     1, 2      2,961,204
ICO GLOBAL COMM HLDGS LTD DE   CL A              44930K108    4,495    4,161,883  SH        DEFINED     1, 2      4,161,883
INTERPUBLIC GROUP COS INC      COM               460690100   85,973   11,649,504  SH        DEFINED     1, 2     11,649,504
ISTAR FINL INC                 COM               45031U101    6,709    2,620,687  SH        DEFINED     1, 2      2,620,687
ISTAR FINL INC                 FRNT 10/0         45031UBF7    8,821   16,000,000  PRN       DEFINED     1, 2                   NONE
MEDIA GEN INC                  CL A              584404107    5,751      733,600  SH        DEFINED     1, 2        733,600
MERCER INTL INC                COM               588056101    6,907    2,228,194  SH        DEFINED     1, 2      2,228,194
MGIC INVT CORP WIS             COM               552848103    1,734      300,000  SH        DEFINED     1, 2        300,000
MIRANT CORP NEW                COM               60467R100    9,094      595,573  SH        DEFINED     1, 2        595,573
NEW YORK TIMES CO              CL A              650111107  227,261   18,386,799  SH        DEFINED     1, 2     18,386,799
OWENS CORNING NEW              *W EXP 10/30/201  690742127      879      475,000  SH        DEFINED     1, 2        475,000
PROSHARES TR                   PSHS ULTSHT FINL  74347R628   15,144      625,000  SH        DEFINED     1, 2        625,000
REDDY ICE HLDGS INC            COM               75734R105    9,438    2,200,000  SH        DEFINED     1, 2      2,200,000
SPDR GOLD TRUST                GOLD SHS          78463V107   53,655      500,000  SH        DEFINED     1, 2        500,000
SPRINT NEXTEL CORP             COM SER 1         852061100  274,500   75,000,000  SH        DEFINED     1, 2     75,000,000
STRATEGIC HOTELS & RESORTS I   COM               86272T106    1,548      832,300  SH        DEFINED     1, 2        832,300
SUPERIOR WELL SVCS INC         COM               86837X105   24,446    1,714,300  SH        DEFINED     1, 2      1,714,300
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109   58,290    5,800,000  SH        DEFINED     1, 2      5,800,000
TERRESTAR CORP                 COM               881451108   29,738   31,636,394  SH        DEFINED     1, 2     31,636,394
U S AIRWAYS GROUP INC          COM               90341W108   38,720    8,000,000  SH        DEFINED     1, 2      8,000,000
WALTER ENERGY INC              COM               93317Q105  186,392    2,475,000  SH        DEFINED     1, 2      2,475,000
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